UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08299
                                                     ---------

                  Oppenheimer International Small Company Fund
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                      Date of reporting period: 08/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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TOP TEN GEOGRAPHICAL HOLDINGS
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Canada                                                                     33.3%
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Australia                                                                  11.0
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India                                                                       8.9
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Japan                                                                       7.8
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Hong Kong                                                                   7.4
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United Kingdom                                                              5.4
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Cayman Islands                                                              4.1
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Germany                                                                     4.0
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Norway                                                                      3.5
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Korea, Republic of South                                                    3.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2007, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Uranium One, Inc.                                                           3.0%
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HudBay Minerals, Inc.                                                       2.7
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Arques Industries AG                                                        2.6
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Xinao Gas Holdings Ltd.                                                     2.6
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Equinox Minerals Ltd.                                                       2.5
--------------------------------------------------------------------------------
Anvil Mining Ltd.                                                           2.3
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Beijing Enterprises Holdings Ltd.                                           2.1
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Lundin Mining Corp.                                                         2.0
--------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                 2.0
--------------------------------------------------------------------------------
Kenedix, Inc.                                                               1.9

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

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                10 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

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--------------------------------------------------------------------------------

REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                       Asia                      42.0%
                       United States/Canada      34.2
                       Europe                    12.9
                       Latin America              8.4
                       Emerging Europe            2.5

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2007, and are based on the total market value of investments.

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                11 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During the fiscal year, despite two global sell-offs, Oppenheimer International Small Company Fund delivered strong performance for our shareholders in absolute terms as well as relative to its benchmark. Strong stock selection was the most significant contributing factor to the Fund's performance, particularly within mining stocks in the materials sector. A portion of the gains was also attributable to the weakening U.S. dollar, which boosted your Fund's performance because the investments are held in foreign currencies.

      The Fund outperformed the benchmark by a good margin in most major sectors except energy, our second largest exposure. Our holdings were hurt partially by last year's big rally in energy because the market seems to continue to question whether the prices that resulted are sustainable. Poor stock selection also hampered our energy holdings. However, within the energy sector, our uranium holdings did well despite a general retreat in recent months as the price of uranium fell. Performance came from the stocks of all the countries where we were heavily invested - Canada, China including Hong Kong, Australia, and India. Canada and Australia did well because that is where our mining exposure is concentrated, although it is important to note that most countries did very well during the period, for us and the market in general.

      The list of stocks that made the most significant contribution to performance is dominated by mining companies. Two companies are Australian-based
- Fortescue Metals Group Ltd. and Minara Resources Ltd. Fortescue Metals Group is a mining company in the process of opening one of the largest iron ore mines in the world. Minara Resources is a nickel miner whose profits in the first half of 2007 doubled as the commodity price spiked. Nickel demand is directly linked to stainless steel production and stainless steel consumption has been driven by strong growth in China, although demand and subsequently nickel prices have recently fallen. Rio Narcea Gold Mines Ltd., a Canadian mineral company, benefited from strong cash flows from its Aguablanca nickel-copper mine in southern Spain and a successful takeover bid from Lundin Mining Corp., also a holding in the Fund.

      UrAsia Energy Ltd., a Canadian-based uranium producer, benefited from a buyout by another Canadian firm, Uranium One, Inc., earlier in the year at a time when uranium prices were at historical highs. Uranium, the metal used to make fuel for nuclear reactors, almost doubled in price in 2007 as governments sought to generate more energy without


                12 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND adding greenhouse-gas emissions. Prices have fallen sharply in the last few months as utility companies, the biggest buyers, have slowed purchases after building inventories.

      Another contributor, Arques Industries AG, is a German company that focuses on the acquisition and restructuring of deeply-distressed companies. Unlike private equity companies which typically leverage up the balance sheets of the companies taken over, Arques Industries assumes management of the company with the goal of stimulating growth and returning them to profitability, without adding debt or borrowing to buy the company. We still own this stock as well as the other top contributors, except Fortescue Metals Group in which we took profits.

      Japan was the only major country in which we invest that did not do well, and Japanese companies dominated our list of underperforming stocks. Japan has been in a bear market since January 2006, and all of our Japanese holdings fell over the past 12 months. Our largest Japanese holding, Kenedix, Inc., a property management firm, moved down in tandem with other Japanese property stocks after the market started questioning the sustainability of their growth. In our opinion, Kenedix is one of Japan's best quality management companies and the stock has simply gotten caught in the general sell off. We subsequently added to our holdings in the stock. Hoosiers Corp, a condo builder in suburban Tokyo, saw its stock price fall as the market questioned the sustainability of their business model and as rising defaults of sub-prime mortgage loans in the U.S. caused some investors to sell Japanese real estate shares to regain liquidity. The stock is very cheap right now and we continue to hold it. We also continue to hold the stock of another detractor, Point, Inc., a multi-line Japanese retailer, that fell in tandem with the Japanese market.

      Our largest stock detractor was China Vanguard Group Ltd., a Hong Kong listed company that has several interests in China including lottery-related hardware and software systems and an oil field operation, Xin Jian Oilfield. Earnings disappointed and the stock declined over the period. After repeated meetings with the management, we continue to believe the market has incorrectly valued the stock, and still hold a large stake in the company. Performance was also negatively impacted by First Calgary Petroleums Ltd., a Canadian oil company engaged in the exploration, development, and production of petroleum and natural gas in North Africa and the Middle East. The market sold the stock down hard earlier in the year amidst concerns about delayed projects and the company's ability to raise adequate financing. We subsequently sold our holdings in the company.

      In closing, we'd like to remind shareholders that investing in foreign markets, especially in the securities of emerging countries, poses considerable risks, including heightened volatility, political and economic uncertainty and currency fluctuations.


                13 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2007. In the case of Class A, Class B and Class C shares, performance is measured from the inception of the Classes on November 17, 1997. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on September 7, 2005. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performances of the HSBC World ex.-U.S. Smaller Companies Index and the Morgan Stanley Capital International
(MSCI) EAFE Index. The performance of small foreign companies is represented by the HSBC ex.-U.S. Smaller Companies Index, comprised of small international securities in Europe, UK, Southeast Asia, Japan, Australia and New Zealand. The performance of large international companies is represented by MSCI EAFE Index, which is comprised of common stocks issued in Europe, Australia and the Far East. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in either index.


                14 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

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CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Small Company Fund (Class A)
   HSBC World excluding U.S. Smaller Companies Index
   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer International   HSBC World excluding
                  Small Company Fund          U.S. Smaller
                      (Class A)              Companies Index     MSCI EAFE Index

11/17/1997             $  9,425                 $ 10,000             $ 10,000
11/30/1997             $  9,529                 $ 10,000             $ 10,000
02/28/1998             $ 10,509                 $ 10,806             $ 11,233
05/31/1998             $ 12,187                 $ 11,582             $ 11,622
08/31/1998             $ 10,858                 $  9,432             $ 10,370
11/30/1998             $ 11,800                 $  9,886             $ 11,678
02/28/1999             $ 12,646                 $ 10,135             $ 11,822
05/31/1999             $ 14,648                 $ 10,839             $ 12,163
08/31/1999             $ 17,708                 $ 12,418             $ 13,069
11/30/1999             $ 18,461                 $ 12,869             $ 14,180
02/29/2000             $ 22,241                 $ 14,425             $ 14,868
05/31/2000             $ 18,284                 $ 12,637             $ 14,283
08/31/2000             $ 18,714                 $ 13,051             $ 14,352
11/30/2000             $ 13,013                 $ 11,054             $ 12,839
02/28/2001             $ 11,953                 $ 11,503             $ 12,296
05/31/2001             $ 11,545                 $ 10,914             $ 11,864
08/31/2001             $ 10,387                 $ 10,023             $ 10,896
11/30/2001             $ 10,189                 $  9,621             $ 10,416
02/28/2002             $ 11,134                 $  9,347             $  9,992
05/31/2002             $ 12,265                 $ 10,542             $ 10,758
08/31/2002             $ 10,615                 $  9,211             $  9,296
11/30/2002             $  9,937                 $  8,678             $  9,144
02/28/2003             $  9,219                 $  8,402             $  8,276
05/31/2003             $ 11,307                 $ 10,002             $  9,473
08/31/2003             $ 13,981                 $ 11,263             $ 10,186
11/30/2003             $ 16,881                 $ 13,119             $ 11,407
02/29/2004             $ 18,742                 $ 15,203             $ 12,764
05/31/2004             $ 19,076                 $ 14,875             $ 12,600
08/31/2004             $ 18,902                 $ 14,933             $ 12,538
11/30/2004             $ 21,977                 $ 17,422             $ 14,220
02/28/2005             $ 24,593                 $ 19,461             $ 15,206
05/31/2005             $ 24,401                 $ 18,153             $ 14,520
08/31/2005             $ 26,719                 $ 19,925             $ 15,559
11/30/2005             $ 29,229                 $ 20,287             $ 16,171
02/28/2006             $ 33,990                 $ 23,255             $ 17,929
05/31/2006             $ 36,413                 $ 24,105             $ 18,696
08/31/2006             $ 35,666                 $ 24,073             $ 19,414
11/30/2006             $ 40,620                 $ 26,693             $ 20,816
02/28/2007             $ 43,186                 $ 28,556             $ 21,795
05/31/2007             $ 51,209                 $ 30,983             $ 23,816
08/31/2007             $ 47,635                 $ 29,030             $ 23,142

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/07

1-Year  25.88%    5-Year  33.43%    Since Inception (11/17/97)  17.29%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 20 FOR FURTHER INFORMATION.


                15 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Small Company Fund (Class B)
   HSBC World excluding U.S. Smaller Companies Index
   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer International   HSBC World excluding
                  Small Company Fund          U.S. Smaller
                      (Class B)              Companies Index     MSCI EAFE Index

11/17/1997             $ 10,000                 $ 10,000             $ 10,000
11/30/1997             $ 10,110                 $ 10,000             $ 10,000
02/28/1998             $ 11,130                 $ 10,806             $ 11,233
05/31/1998             $ 12,880                 $ 11,582             $ 11,622
08/31/1998             $ 11,450                 $  9,432             $ 10,370
11/30/1998             $ 12,420                 $  9,886             $ 11,678
02/28/1999             $ 13,273                 $ 10,135             $ 11,822
05/31/1999             $ 15,349                 $ 10,839             $ 12,163
08/31/1999             $ 18,523                 $ 12,418             $ 13,069
11/30/1999             $ 19,275                 $ 12,869             $ 14,180
02/29/2000             $ 23,180                 $ 14,425             $ 14,868
05/31/2000             $ 19,017                 $ 12,637             $ 14,283
08/31/2000             $ 19,445                 $ 13,051             $ 14,352
11/30/2000             $ 13,491                 $ 11,054             $ 12,839
02/28/2001             $ 12,377                 $ 11,503             $ 12,296
05/31/2001             $ 11,909                 $ 10,914             $ 11,864
08/31/2001             $ 10,697                 $ 10,023             $ 10,896
11/30/2001             $ 10,477                 $  9,621             $ 10,416
02/28/2002             $ 11,424                 $  9,347             $  9,992
05/31/2002             $ 12,570                 $ 10,542             $ 10,758
08/31/2002             $ 10,859                 $  9,211             $  9,296
11/30/2002             $ 10,127                 $  8,678             $  9,144
02/28/2003             $  9,396                 $  8,402             $  8,276
05/31/2003             $ 11,493                 $ 10,002             $  9,473
08/31/2003             $ 14,184                 $ 11,263             $ 10,186
11/30/2003             $ 17,111                 $ 13,119             $ 11,407
02/29/2004             $ 18,998                 $ 15,203             $ 12,764
05/31/2004             $ 19,336                 $ 14,875             $ 12,600
08/31/2004             $ 19,160                 $ 14,933             $ 12,538
11/30/2004             $ 22,277                 $ 17,422             $ 14,220
02/28/2005             $ 24,928                 $ 19,461             $ 15,206
05/31/2005             $ 24,734                 $ 18,153             $ 14,520
08/31/2005             $ 27,083                 $ 19,925             $ 15,559
11/30/2005             $ 29,628                 $ 20,287             $ 16,171
02/28/2006             $ 34,454                 $ 23,255             $ 17,929
05/31/2006             $ 36,910                 $ 24,105             $ 18,696
08/31/2006             $ 36,153                 $ 24,073             $ 19,414
11/30/2006             $ 41,175                 $ 26,693             $ 20,816
02/28/2007             $ 43,776                 $ 28,556             $ 21,795
05/31/2007             $ 51,908                 $ 30,983             $ 23,816
08/31/2007             $ 48,285                 $ 29,030             $ 23,142

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/07

1-Year  27.43%    5-Year  33.71%    Since Inception (11/17/97)  17.45%


                16 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

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CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Small Company Fund (Class C)
   HSBC World excluding U.S. Smaller Companies Index
   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer International   HSBC World excluding
                  Small Company Fund          U.S. Smaller
                      (Class C)              Companies Index     MSCI EAFE Index

11/17/1997             $ 10,000                 $ 10,000             $ 10,000
11/30/1997             $ 10,110                 $ 10,000             $ 10,000
02/28/1998             $ 11,130                 $ 10,806             $ 11,233
05/31/1998             $ 12,870                 $ 11,582             $ 11,622
08/31/1998             $ 11,450                 $  9,432             $ 10,370
11/30/1998             $ 12,420                 $  9,886             $ 11,678
02/28/1999             $ 13,273                 $ 10,135             $ 11,822
05/31/1999             $ 15,349                 $ 10,839             $ 12,163
08/31/1999             $ 18,523                 $ 12,418             $ 13,069
11/30/1999             $ 19,265                 $ 12,869             $ 14,180
02/29/2000             $ 23,173                 $ 14,425             $ 14,868
05/31/2000             $ 19,016                 $ 12,637             $ 14,283
08/31/2000             $ 19,445                 $ 13,051             $ 14,352
11/30/2000             $ 13,496                 $ 11,054             $ 12,839
02/28/2001             $ 12,377                 $ 11,503             $ 12,296
05/31/2001             $ 11,908                 $ 10,914             $ 11,864
08/31/2001             $ 10,709                 $ 10,023             $ 10,896
11/30/2001             $ 10,488                 $  9,621             $ 10,416
02/28/2002             $ 11,420                 $  9,347             $  9,992
05/31/2002             $ 12,566                 $ 10,542             $ 10,758
08/31/2002             $ 10,854                 $  9,211             $  9,296
11/30/2002             $ 10,135                 $  8,678             $  9,144
02/28/2003             $  9,390                 $  8,402             $  8,276
05/31/2003             $ 11,489                 $ 10,002             $  9,473
08/31/2003             $ 14,181                 $ 11,263             $ 10,186
11/30/2003             $ 17,095                 $ 13,119             $ 11,407
02/29/2004             $ 18,940                 $ 15,203             $ 12,764
05/31/2004             $ 19,231                 $ 14,875             $ 12,600
08/31/2004             $ 19,010                 $ 14,933             $ 12,538
11/30/2004             $ 22,063                 $ 17,422             $ 14,220
02/28/2005             $ 24,654                 $ 19,461             $ 15,206
05/31/2005             $ 24,386                 $ 18,153             $ 14,520
08/31/2005             $ 26,657                 $ 19,925             $ 15,559
11/30/2005             $ 29,097                 $ 20,287             $ 16,171
02/28/2006             $ 33,774                 $ 23,255             $ 17,929
05/31/2006             $ 36,102                 $ 24,105             $ 18,696
08/31/2006             $ 35,300                 $ 24,073             $ 19,414
11/30/2006             $ 40,113                 $ 26,693             $ 20,816
02/28/2007             $ 42,575                 $ 28,556             $ 21,795
05/31/2007             $ 50,395                 $ 30,983             $ 23,816
08/31/2007             $ 46,773                 $ 29,030             $ 23,142

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/07

1-Year  31.50%    5-Year  33.93%    Since Inception (11/17/97)  17.07%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 20 FOR FURTHER INFORMATION.


                17 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Small Company Fund (Class N)
   HSBC World excluding U.S. Smaller Companies Index
   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer International   HSBC World excluding
                  Small Company Fund          U.S. Smaller
                      (Class N)              Companies Index     MSCI EAFE Index

03/01/2001             $ 10,000                 $ 10,000             $ 10,000
05/31/2001             $  9,637                 $  9,488             $  9,648
08/31/2001             $  8,667                 $  8,714             $  8,861
11/30/2001             $  8,502                 $  8,364             $  8,471
02/28/2002             $  9,276                 $  8,126             $  8,126
05/31/2002             $ 10,218                 $  9,165             $  8,749
08/31/2002             $  8,840                 $  8,007             $  7,560
11/30/2002             $  8,268                 $  7,545             $  7,437
02/28/2003             $  7,663                 $  7,304             $  6,730
05/31/2003             $  9,377                 $  8,695             $  7,704
08/31/2003             $ 11,596                 $  9,792             $  8,284
11/30/2003             $ 13,993                 $ 11,405             $  9,277
02/29/2004             $ 15,518                 $ 13,216             $ 10,380
05/31/2004             $ 15,766                 $ 12,932             $ 10,247
08/31/2004             $ 15,619                 $ 12,982             $ 10,197
11/30/2004             $ 18,137                 $ 15,145             $ 11,564
02/28/2005             $ 20,280                 $ 16,918             $ 12,366
05/31/2005             $ 20,096                 $ 15,781             $ 11,809
08/31/2005             $ 21,986                 $ 17,321             $ 12,653
11/30/2005             $ 24,037                 $ 17,636             $ 13,151
02/28/2006             $ 27,918                 $ 20,216             $ 14,580
05/31/2006             $ 29,882                 $ 20,956             $ 15,204
08/31/2006             $ 29,253                 $ 20,928             $ 15,789
11/30/2006             $ 33,270                 $ 23,206             $ 16,928
02/28/2007             $ 35,338                 $ 24,825             $ 17,725
05/31/2007             $ 41,868                 $ 26,935             $ 19,368
08/31/2007             $ 38,904                 $ 25,237             $ 18,820

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/07

1-Year  31.99%    5-Year  34.50%    Since Inception (3/1/01)  23.24%


                18 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Small Company Fund (Class Y)
   HSBC World excluding U.S. Smaller Companies Index
   MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer International   HSBC World excluding
                  Small Company Fund          U.S. Smaller
                      (Class Y)              Companies Index     MSCI EAFE Index

09/07/2005             $ 10,000                 $ 10,000             $ 10,000
11/30/2005             $ 10,671                 $ 10,182             $ 10,394
02/28/2006             $ 12,420                 $ 11,671             $ 11,523
05/31/2006             $ 13,316                 $ 12,098             $ 12,016
08/31/2006             $ 13,060                 $ 12,082             $ 12,478
11/30/2006             $ 14,885                 $ 13,397             $ 13,379
02/28/2007             $ 15,842                 $ 14,332             $ 14,008
05/31/2007             $ 18,804                 $ 15,550             $ 15,307
08/31/2007             $ 17,500                 $ 14,570             $ 14,874

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/07

1-Year  34.00%    5-Year  N/A    Since Inception (9/7/05)  32.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE INCEPTION RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 20 FOR FURTHER INFORMATION.


                19 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B uses Class A performance for the period after conversion. Class B shares are subject to a 0.75% annual asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                20 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered principally to certain institutional investors under special agreement with the Distributor and are not subject to a sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                21 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                22 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------

                                    BEGINNING     ENDING        EXPENSES
                                    ACCOUNT       ACCOUNT       PAID DURING
                                    VALUE         VALUE         6 MONTHS ENDED
                                    (3/1/07)      (8/31/07)     AUGUST 31, 2007
--------------------------------------------------------------------------------
Class A Actual                      $  1,000.00   $  1,103.00   $   5.79
--------------------------------------------------------------------------------
Class A Hypothetical                   1,000.00      1,019.71       5.56
--------------------------------------------------------------------------------
Class B Actual                         1,000.00      1,098.30      10.20
--------------------------------------------------------------------------------
Class B Hypothetical                   1,000.00      1,015.53       9.80
--------------------------------------------------------------------------------
Class C Actual                         1,000.00      1,098.60       9.88
--------------------------------------------------------------------------------
Class C Hypothetical                   1,000.00      1,015.83       9.49
--------------------------------------------------------------------------------
Class N Actual                         1,000.00      1,100.90       7.71
--------------------------------------------------------------------------------
Class N Hypothetical                   1,000.00      1,017.90       7.40
--------------------------------------------------------------------------------
Class Y Actual                         1,000.00      1,104.70       4.15
--------------------------------------------------------------------------------
Class Y Hypothetical                   1,000.00      1,021.27       3.98

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended August 31, 2007 are as follows:

CLASS                EXPENSE RATIOS
------------------------------------
Class A                  1.09%
------------------------------------
Class B                  1.92
------------------------------------
Class C                  1.86
------------------------------------
Class N                  1.45
------------------------------------
Class Y                  0.78

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                23 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  August 31, 2007
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.8%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Azure Dynamics
Corp. 1,2,3                                         21,000,000   $    9,545,455
--------------------------------------------------------------------------------
Westport Innovations, Inc. 1                         1,784,800        2,974,667
--------------------------------------------------------------------------------
Westport Innovations, Inc. 1                         6,775,000       11,291,667
                                                                 ---------------
                                                                     23,811,789

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
Gafisa SA                                            2,000,000       23,445,464
--------------------------------------------------------------------------------
MEDIA--2.0%
Immersive Media
Corp. 1,3                                            2,000,000        4,660,038
--------------------------------------------------------------------------------
PVR Ltd. 3                                           2,000,000       10,742,508
--------------------------------------------------------------------------------
Television Eighteen India Ltd.                         840,000       16,607,853
--------------------------------------------------------------------------------
Village Roadshow Ltd.                                5,000,000       13,013,373
--------------------------------------------------------------------------------
Village Roadshow Ltd., Cl. A, Preference             5,000,000       13,013,373
                                                                 ---------------
                                                                     58,037,145

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Parkson Retail Group Ltd.                            2,500,000       19,989,997
--------------------------------------------------------------------------------
Robinson Department Store Public Co. Ltd.           50,000,000       15,301,661
                                                                 ---------------
                                                                     35,291,658

--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.8%
Point, Inc.                                          1,000,000       43,095,259
--------------------------------------------------------------------------------
Shinwa Art Auction Co. Ltd. 3                            5,000        7,599,965
                                                                 ---------------
                                                                     50,695,224

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Himatsingka Seide Ltd.                               2,319,300        6,442,973

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
--------------------------------------------------------------------------------
BEVERAGES--1.3%
United Breweries Ltd.                                5,000,000   $   36,018,349
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.9%
Wumart Stores, Inc.                                 24,000,000       26,884,497
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
China Vanguard Group Ltd. 3                        165,000,000       13,823,761
--------------------------------------------------------------------------------
Crown Confectionery Co. Ltd. 3                         110,000       16,354,045
                                                                 ---------------
                                                                     30,177,806

--------------------------------------------------------------------------------
ENERGY--21.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Sikanni Services Ltd. 1,3,4                         10,000,000        4,261,364
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--21.7%
Addax Petroleum Corp. 4                                750,000       24,715,909
--------------------------------------------------------------------------------
Addax Petroleum Corp.                                  500,000       16,477,273
--------------------------------------------------------------------------------
AED Oil Ltd. 1                                       5,000,000       30,810,299
--------------------------------------------------------------------------------
Australian Worldwide Exploration Ltd. 1             18,000,000       48,321,357
--------------------------------------------------------------------------------
Calvalley Petroleum, Inc., Cl. A 1,3                 8,000,000       33,787,879
--------------------------------------------------------------------------------
Corridor Resources, Inc. 1                           2,500,000       24,124,053
--------------------------------------------------------------------------------
Crew Energy, Inc. 1                                  1,980,000       13,350,000
--------------------------------------------------------------------------------
Culane Energy Corp. 1,3                              2,000,000       12,973,485
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                2,282,100       16,791,588
--------------------------------------------------------------------------------
Det Norske Oljeselskap ASA 1                        30,000,000       53,515,836
--------------------------------------------------------------------------------
Gulf Keystone Petroleum Ltd. 1,3                    21,500,000       18,640,240
--------------------------------------------------------------------------------
Heritage Oil Corp. 1                                   500,000       24,384,470
--------------------------------------------------------------------------------
Imperial Energy Corp. plc 1                          2,500,000       46,222,554
--------------------------------------------------------------------------------
Max Petroleum plc 1                                  9,000,000       18,282,356
--------------------------------------------------------------------------------
Paladin Resources Ltd. 1                             7,500,000       37,321,809
--------------------------------------------------------------------------------
Petro Rubiales Energy Corp. 1                        5,000,559        5,587,746


                24 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS Continued
Petro Rubiales Energy Corp. 1                       38,999,441   $   33,976,786
--------------------------------------------------------------------------------
Petrolifera Petroleum Ltd. 1,3                       3,000,000       43,181,818
--------------------------------------------------------------------------------
Sterling Energy plc 1                               39,802,800        7,985,117
--------------------------------------------------------------------------------
Tanganyika Oil Company Ltd. 1                        2,000,000       31,893,534
--------------------------------------------------------------------------------
Uranium One, Inc. 1                                  8,000,000       86,969,697
                                                                 ---------------
                                                                    629,313,806

--------------------------------------------------------------------------------
FINANCIALS--16.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.2%
RISA Partners, Inc. 3                                   18,000       34,821,660
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.5%
Banco Sofisa SA 1                                    4,000,000       29,561,672
--------------------------------------------------------------------------------
Development Credit Bank Ltd. 1                       7,000,000       17,442,202
--------------------------------------------------------------------------------
Karnataka Bank Ltd.                                  6,000,000       27,970,642
--------------------------------------------------------------------------------
Vozrozhdenie Bank                                      500,000       28,000,000
                                                                 ---------------
                                                                    102,974,516

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.4%
Arques Industries AG 3                               1,750,000       74,974,798
--------------------------------------------------------------------------------
Network 18
Fincap Ltd. 1                                          720,000        6,501,578
--------------------------------------------------------------------------------
Simplex Investment Advisors, Inc.                       11,000        8,720,960
--------------------------------------------------------------------------------
World Energy Solutions, Inc. 1,3                     6,000,000        7,869,318
                                                                 ---------------
                                                                     98,066,654

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--7.9%
E-House China Holdings Ltd., ADS 1                     200,000        3,616,000
--------------------------------------------------------------------------------
Funai Zaisan Consultants Co. Ltd. 3                      5,000       19,647,638
--------------------------------------------------------------------------------
Greentown China Holdings Ltd.                       15,000,000       32,548,268
--------------------------------------------------------------------------------
Hoosiers Corp.                                          16,000        6,337,995

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT Continued
Ishaan Real Estate plc 1                            10,000,000   $   19,456,822
--------------------------------------------------------------------------------
Kenedix, Inc. 3                                         38,000       55,790,656
--------------------------------------------------------------------------------
Klabin Segall SA 3                                   3,000,000       27,522,936
--------------------------------------------------------------------------------
Shenzhen Investment Ltd.                            65,000,000       54,259,597
--------------------------------------------------------------------------------
Sistema Hals, GDR 1,2                                  900,000       10,575,000
                                                                 ---------------
                                                                    229,754,912

--------------------------------------------------------------------------------
HEALTH CARE--1.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Imaging Dynamics Co. Ltd. 1,3                        2,000,000        2,613,636
--------------------------------------------------------------------------------
Imaging Dynamics Co. Ltd. 1,3                        4,000,000        5,227,273
                                                                 ---------------
                                                                      7,840,909

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
Apollo Hospitals Enterprise Ltd.                     1,500,000       17,925,700
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.2%
WuXi PharmaTech Cayman, Inc., ADR 1                    250,000        6,562,500
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Norwood Immunology Ltd. 1,2,3                       14,500,000        2,338,851
--------------------------------------------------------------------------------
INDUSTRIALS--8.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.0%
Atlantis Systems Corp. 1                             1,200,000          511,364
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.5%
Educomp Solutions Ltd.                                 750,000       52,433,028
--------------------------------------------------------------------------------
Fidec Corp. 3                                           11,000       14,534,934
--------------------------------------------------------------------------------
Wirecard AG 1                                        3,000,000       41,439,625
--------------------------------------------------------------------------------
Xinhua Finance Ltd. 1,3                                 35,000       10,760,860
--------------------------------------------------------------------------------
Xinhua Finance Ltd., Sponsored ADR 1,3               4,000,000       12,280,000
                                                                 ---------------
                                                                    131,448,447


                25 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.6%
Nagarjuna Construction Co. Ltd.                      9,000,000   $   44,906,422
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.1%
Beijing Enterprises Holdings Ltd.                   14,000,000       61,238,065
--------------------------------------------------------------------------------
MACHINERY--0.4%
Fong's Industries Co. Ltd.                          15,280,000       11,404,696
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.4%
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.1%
Danal Co. Ltd. 1,3                                   2,300,000       14,048,867
--------------------------------------------------------------------------------
Empas Corp. 1,3                                      1,250,000       34,406,633
--------------------------------------------------------------------------------
Kaboose, Inc. 1                                      1,000,000        2,367,424
--------------------------------------------------------------------------------
Kaboose, Inc. 1                                      8,000,000       18,939,394
--------------------------------------------------------------------------------
Macromill, Inc. 3                                        8,000       12,643,579
--------------------------------------------------------------------------------
Mobilians Co. Ltd. 3                                 1,554,094       12,103,805
--------------------------------------------------------------------------------
Opera Software ASA 1,3                              18,000,000       48,347,036
--------------------------------------------------------------------------------
Stockgroup Information Systems, Inc. 1,2,3           3,000,000        2,505,682
--------------------------------------------------------------------------------
Tencent Holdings Ltd.                                6,000,000       31,404,095
                                                                 ---------------
                                                                    176,766,515

--------------------------------------------------------------------------------
IT SERVICES--2.5%
Tanla Solutions Ltd.                                 2,000,000       22,395,107
--------------------------------------------------------------------------------
Travelsky Technology Ltd., Cl. H 3                  60,000,000       48,987,128
                                                                 ---------------
                                                                     71,382,235

--------------------------------------------------------------------------------
SOFTWARE--2.8%
Absolute Software Corp. 1,3                          2,000,000       53,503,788
--------------------------------------------------------------------------------
Duzon Digital Ware Co. Ltd. 3                        1,200,000       21,101,993
--------------------------------------------------------------------------------
Zaio Corp. 1                                         1,526,400        4,321,909
--------------------------------------------------------------------------------
Zaio Corp. 1,4                                       1,000,000        2,581,859
                                                                 ---------------
                                                                     81,509,549

--------------------------------------------------------------------------------
MATERIALS--25.1%
--------------------------------------------------------------------------------
CHEMICALS--1.5%
Allen-Vanguard Corp. 1                                 200,000        2,007,576

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Allen-Vanguard Corp. 1                               4,050,000   $   40,653,409
                                                                 ---------------
                                                                     42,660,985

--------------------------------------------------------------------------------
METALS & MINING--23.6%
Anvil Mining Ltd. 1,3                                4,000,000       66,098,485
--------------------------------------------------------------------------------
Central African Mining & Exploration Co. plc 1      60,000,000       44,155,897
--------------------------------------------------------------------------------
Equinox Minerals Ltd. 1,4                           22,000,000       73,333,333
--------------------------------------------------------------------------------
First Quantum Minerals Ltd.                            750,000       56,818,182
--------------------------------------------------------------------------------
Forsys Metals Corp. 1                                3,000,000       10,852,273
--------------------------------------------------------------------------------
HudBay Minerals, Inc. 1                              3,500,000       79,180,871
--------------------------------------------------------------------------------
Ivernia, Inc. 1                                      9,050,000       10,798,295
--------------------------------------------------------------------------------
Ivernia, Inc. 1,2                                    3,200,000        3,818,182
--------------------------------------------------------------------------------
Kagara Zinc Ltd.                                     9,000,000       37,566,908
--------------------------------------------------------------------------------
Katanga Mining Ltd. 1                                2,334,900       44,884,915
--------------------------------------------------------------------------------
Liuka Resources Ltd.                                 9,000,000       40,881,636
--------------------------------------------------------------------------------
Lundin Mining Corp. 1                                5,000,000       57,291,667
--------------------------------------------------------------------------------
Minara Resources Ltd.                                8,000,000       38,556,075
--------------------------------------------------------------------------------
Moly Mines Ltd. 1,3                                  5,000,000       17,613,636
--------------------------------------------------------------------------------
OceanaGold Corp., CDI 1                              3,039,397        7,587,174
--------------------------------------------------------------------------------
Olympus Pacific Minerals, Inc. 1,3                  13,000,000        7,386,364
--------------------------------------------------------------------------------
Sino Gold Ltd. 1                                     6,840,000       33,981,110
--------------------------------------------------------------------------------
Thompson Creek Metals Co. 1                          3,000,000       50,539,773
--------------------------------------------------------------------------------
Western Prospector Group Ltd. 1,3                    2,500,000        3,787,879
                                                                 ---------------
                                                                    685,132,655

--------------------------------------------------------------------------------
UTILITIES--4.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.2%
Sayano-Shushenskaya
Hydro Power Station 2                                9,850,000       14,824,250
--------------------------------------------------------------------------------
Volzhskaya Hydroelectric Power Station OJSC          4,500,000        3,690,000


                26 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Zhigulyovskaya Hydraulic Power Station 2            36,000,000   $   16,200,000
                                                                 ---------------
                                                                     34,714,250

--------------------------------------------------------------------------------
GAS UTILITIES--2.6%
Xinao Gas Holdings Ltd.                             45,000,000       74,214,667
--------------------------------------------------------------------------------
WATER UTILITIES--1.1%
Guangdong Investment Ltd.                           55,000,000       34,676,002
                                                                 ---------------
Total Common Stocks
(Cost $2,336,599,382)                                             2,875,231,629

                                                         UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
--------------------------------------------------------------------------------
China Vanguard Group Ltd. Wts., Exp. 11/2/08 1      22,000,000          211,602
--------------------------------------------------------------------------------
Petro Rubiales Energy Corp. Wts.,
Exp. 7/12/12 1,2                                    11,999,720        2,272,674
--------------------------------------------------------------------------------
Sikanni Services Ltd. Wts., Exp. 9/30/08 1           5,000,000          281,326
                                                                 ---------------
Total Rights, Warrants and Certificates
(Cost $1,808,932)                                                     2,765,602

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.9%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.44% 3,5
(Cost $27,040,128)                                  27,040,128   $   27,040,128
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,365,448,442)                                    100.0%   2,905,037,359
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                           (0.0)      (1,351,242)
                                                    ----------------------------
NET ASSETS                                               100.0%  $2,903,686,117
                                                    ============================


                27 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of August 31, 2007 was $62,080,094, which represents 2.14% of the Fund's net assets. See
Note 6 of accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                       SHARES           GROSS            GROSS            SHARES
                                                              AUGUST 31, 2006       ADDITIONS       REDUCTIONS   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Absolute Software Corp.                                                    --       2,000,000               --         2,000,000
Ahnlab, Inc.                                                        1,000,000              --        1,000,000                --
Allen-Vanguard Corp. a                                              2,400,000       1,850,000          200,000         4,050,000
Anvil Mining Ltd.                                                   3,000,000       1,000,000               --         4,000,000
Arques Industries AG                                                1,700,000         300,000          250,000         1,750,000
auFeminin.com SA                                                      600,000              --          600,000                --
Azure Dynamics Corp.                                                       --      21,000,000               --        21,000,000
Banco Sofisa SA a                                                          --       4,000,000               --         4,000,000
Calvalley Petroleum, Inc., Cl. A                                    4,500,000       3,500,000               --         8,000,000
CDNetworks Co. Ltd.                                                   600,000              --          600,000                --
Certicom Corp.                                                      3,000,000              --        3,000,000                --
China Vanguard Group Ltd.                                         110,000,000      55,000,000 b             --       165,000,000
Crew Energy, Inc. a                                                        --       2,500,000          520,000         1,980,000
Crown Confectionary Co. Ltd.                                          110,000              --               --           110,000
Culane Energy Corp.                                                        --       2,000,000               --         2,000,000
Danal Co. Ltd.                                                      2,300,000              --               --         2,300,000
Duzon Digital Ware Co. Ltd.                                         1,200,000              --               --         1,200,000
Empas Corp.                                                           900,000         350,000               --         1,250,000
Equinox Minerals Ltd. a                                            24,000,000              --        2,000,000        22,000,000
Fidec Corp.                                                                --          11,000               --            11,000
Funai Zaisan Consultants Co. Ltd.                                          --           5,000               --             5,000
Gulf Keystone Petroleum Ltd.                                       16,000,000       5,500,000               --        21,500,000
Imaging Dynamics Co. Ltd.                                           2,000,000              --               --         2,000,000
Imaging Dynamics Co. Ltd.                                           4,000,000              --               --         4,000,000
Immersive Media Corp.                                                      --       2,000,000               --         2,000,000
Intelligent Wave, Inc.                                                 16,000              --           16,000                --
Ishaan Real Estate plc a                                                   --      14,000,000        4,000,000        10,000,000
IVRCL Infrastructures & Projects Ltd.                               6,000,000              --        6,000,000                --
Karnataka Bank Ltd. a                                               7,000,000              --        1,000,000         6,000,000
Kenedix, Inc.                                                          11,000          27,000 b             --            38,000
Klabin Segall SA                                                           --       3,000,000               --         3,000,000
Lundin Mining Corp. a                                                      --       7,475,200 b      2,475,200         5,000,000
Macromill, Inc.                                                            --           8,000               --             8,000
Manine Media Co. Ltd.                                               2,256,470              --        2,256,470                --
Miramar Mining Corp.                                                4,000,000       3,400,000        7,400,000                --
Mobilians Co. Ltd.                                                  1,554,094              --               --         1,554,094
Moly Mines Ltd.                                                            --       5,000,000               --         5,000,000
Ninetowns Digital World Trade Holdings Ltd.
(formerly Ninetowns Digital World Trade Holdings Ltd., ADR)         3,000,000              --        3,000,000                --
Norwood Abbey Ltd.                                                 14,000,000              --       14,000,000                --
Norwood Immunology Ltd.                                            15,000,000              --          500,000        14,500,000


                28 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

                                                                       SHARES           GROSS            GROSS            SHARES
                                                              AUGUST 31, 2006       ADDITIONS       REDUCTIONS   AUGUST 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
Olympus Pacific Minerals, Inc.                                     13,000,000              --               --        13,000,000
Opera Software ASA                                                  8,000,000      10,000,000               --        18,000,000
Oppenheimer Institutional Money Market Fund, Cl. E                         --   1,084,224,321    1,057,184,193        27,040,128
Petrolifera Petroleum Ltd.                                          1,000,000       2,000,000               --         3,000,000
PVR Ltd.                                                                   --       2,000,000               --         2,000,000
Railpower Technologies Corp.                                        5,000,000         250,000        5,250,000                --
Railpower Technologies Corp.                                               --       1,750,000        1,750,000                --
Rio Narcea Gold Mines Ltd.                                         14,000,000              --       14,000,000                --
RISA Partners, Inc.                                                     9,000           9,000 b             --            18,000
SBI VeriTrans Co. Ltd.                                                  9,750              --            9,750                --
Shinwa Art Auction Co. Ltd.                                             1,500           3,500               --             5,000
Sikanni Services Ltd.                                                      --      20,000,000       10,000,000        10,000,000
Solana Resources Ltd.                                               8,000,000         241,325        8,241,325                --
Stockgroup Information Systems, Inc.                                       --       3,000,000               --         3,000,000
Travelsky Technology Ltd., Cl. H                                   25,000,000      35,000,000 b             --        60,000,000
Western Prospector Group Ltd.                                              --       2,500,000               --         2,500,000
Wirecard AG a                                                       5,000,000              --        2,000,000         3,000,000
World Energy Solutions, Inc.                                               --       6,000,000               --         6,000,000
Xinhua Finance Ltd.                                                     5,000          30,000               --            35,000
Xinhua Finance Ltd., Sponsored ADR                                  4,000,000              --               --         4,000,000

                                                                                        VALUE         DIVIDEND          REALIZED
                                                                                   SEE NOTE 1           INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Absolute Software Corp.                                                         $  53,503,788     $         --     $          --
Ahnlab, Inc.                                                                               --               --           682,675
Allen-Vanguard Corp. a                                                                     -- c             --                --
Anvil Mining Ltd.                                                                  66,098,485               --                --
Arques Industries AG                                                               74,974,798        1,167,551         8,866,889
auFeminin.com SA                                                                           --               --        20,401,357
Azure Dynamics Corp.                                                                9,545,455               --                --
Banco Sofisa SA a                                                                          -- c             --                --
Calvalley Petroleum, Inc., Cl. A                                                   33,787,879               --                --
CDNetworks Co. Ltd.                                                                        --               --        (6,028,073)
Certicom Corp.                                                                             --               --        (7,176,028)
China Vanguard Group Ltd.                                                          13,823,761               --                --
Crew Energy, Inc. a                                                                        -- c             --        (2,361,436)
Crown Confectionary Co. Ltd.                                                       16,354,045           73,566                --
Culane Energy Corp.                                                                12,973,485               --                --
Danal Co. Ltd.                                                                     14,048,867               --                --
Duzon Digital Ware Co. Ltd.                                                        21,101,993          374,519                --
Empas Corp.                                                                        34,406,633          857,839                --
Equinox Minerals Ltd. a                                                                    -- c             --         3,210,717
Fidec Corp.                                                                        14,534,934               --                --
Funai Zaisan Consultants Co. Ltd.                                                  19,647,638           56,953                --
Gulf Keystone Petroleum Ltd.                                                       18,640,240               --                --
Imaging Dynamics Co. Ltd.                                                           2,613,636               --                --
Imaging Dynamics Co. Ltd.                                                           5,227,273               --                --
Immersive Media Corp.                                                               4,660,038               --                --
Intelligent Wave, Inc.                                                                     --           60,341       (15,234,704)
Ishaan Real Estate plc a                                                                   -- c             --        (1,621,503)


                29 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                        VALUE         DIVIDEND          REALIZED
                                                                                   SEE NOTE 1           INCOME       GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
IVRCL Infrastructures & Projects Ltd.                                          $           --     $    130,719     $   2,384,475
Karnataka Bank Ltd. a                                                                      -- c        515,274          (298,676)
Kenedix, Inc.                                                                      55,790,656          257,025                --
Klabin Segall SA                                                                   27,522,936           36,195                --
Lundin Mining Corp. a                                                                      -- c             --        31,841,843
Macromill, Inc.                                                                    12,643,579           84,477                --
Manine Media Co. Ltd.                                                                      --               --        (4,505,998)
Miramar Mining Corp.                                                                       --               --         4,036,442
Mobilians Co. Ltd.                                                                 12,103,805          104,594                --
Moly Mines Ltd.                                                                    17,613,636               --                --
Ninetowns Digital World Trade Holdings Ltd.
(formerly Ninetowns Digital World Trade Holdings Ltd., ADR)                                --               --        (8,443,909)
Norwood Abbey Ltd.                                                                         --               --        (6,183,645)
Norwood Immunology Ltd.                                                             2,338,851               --          (277,538)
Olympus Pacific Minerals, Inc.                                                      7,386,364               --                --
Opera Software ASA                                                                 48,347,036               --                --
Oppenheimer Institutional Money Market Fund, Cl. E                                 27,040,128        5,505,959                --
Petrolifera Petroleum Ltd.                                                         43,181,818               --                --
PVR Ltd.                                                                           10,742,508           45,699                --
Railpower Technologies Corp.                                                               --               --       (21,404,650)
Railpower Technologies Corp.                                                               --               --          (658,083)
Rio Narcea Gold Mines Ltd.                                                                 --               --        52,937,211
RISA Partners, Inc.                                                                34,821,660          139,221                --
SBI VeriTrans Co. Ltd.                                                                     --               --        (4,061,680)
Shinwa Art Auction Co. Ltd.                                                         7,599,965           85,998                --
Sikanni Services Ltd.                                                               4,261,364               --                --
Solana Resources Ltd.                                                                      --               --        (8,639,032)
Stockgroup Information Systems, Ltd.                                                2,505,682               --                --
Travelsky Technology Ltd., Cl. H                                                   48,987,128               --                --
Western Prospector Group Ltd.                                                       3,787,879               --                --
Wirecard AG a                                                                              -- c             --           340,165
World Energy Solutions, Inc.                                                        7,869,318               --                --
Xinhua Finance Ltd.                                                                10,760,860               --                --
Xinhua Finance Ltd., Sponsored ADR                                                 12,280,000               --                --
                                                                               --------------------------------------------------
                                                                               $  813,528,121     $  9,495,930     $  37,806,819
                                                                               ==================================================

a. No longer an affiliate as of August 31, 2007.

b. All or a portion is the result of a corporate action.

c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $104,892,465 or 3.61% of the Fund's net assets as of August 31, 2007.

5. Rate shown is the 7-day yield as of August 31, 2007.


                30 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE        PERCENT
--------------------------------------------------------------------------------
Canada                                           $   966,509,365           33.3%
Australia                                            318,666,750           11.0
India                                                259,386,362            8.9
Japan                                                226,233,506            7.8
Hong Kong                                            214,116,625            7.4
United Kingdom                                       157,081,837            5.4
Cayman Islands                                       119,654,125            4.1
Germany                                              116,414,423            4.0
Norway                                               101,862,872            3.5
Korea, Republic of South                              98,015,343            3.4
China                                                 86,050,125            3.0
Brazil                                                80,530,072            2.8
Russia                                                73,289,250            2.5
Bermuda                                               44,884,915            1.5
United States                                         27,040,128            0.9
Thailand                                              15,301,661            0.5
                                                 -------------------------------
Total                                            $ 2,905,037,359          100.0%
                                                 ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                31 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,577,931,066)                                           $  2,091,509,238
Affiliated companies (cost $787,517,376)                                                    813,528,121
                                                                                       -----------------
                                                                                          2,905,037,359
--------------------------------------------------------------------------------------------------------
Cash                                                                                            624,663
--------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $1,106,303)                                                    1,103,764
--------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                             1,868
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              4,508,807
Shares of beneficial interest sold                                                            3,351,394
Dividends                                                                                     2,872,706
Other                                                                                           275,834
                                                                                       -----------------
Total assets                                                                              2,917,776,395

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                            11,272
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                        5,160,309
Foreign capital gains tax                                                                     3,641,699
Investments purchased                                                                         2,701,325
Distribution and service plan fees                                                            1,123,758
Trustees' compensation                                                                          406,287
Transfer and shareholder servicing agent fees                                                   273,769
Shareholder communications                                                                      170,355
Closed foreign currency contracts                                                                30,113
Other                                                                                           571,391
                                                                                       -----------------
Total liabilities                                                                            14,090,278

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $  2,903,686,117
                                                                                       =================

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $  2,042,766,591
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            33,712,777
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions              291,246,126
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                           535,960,623
                                                                                       -----------------
NET ASSETS                                                                             $  2,903,686,117
                                                                                       =================


                32 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,931,668,881 and 63,300,328 shares of beneficial interest outstanding)                    $  30.52
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                    $  32.38
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $142,120,518 and 4,873,749 shares of beneficial interest outstanding)                       $  29.16
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $352,532,075 and 12,077,812 shares of beneficial interest outstanding)                      $  29.19
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $81,367,047 and 2,742,296 shares of beneficial interest outstanding)                 $  29.67
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $395,997,596 and 12,937,499 shares of
beneficial interest outstanding)                                                               $  30.61

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                33 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $499,808)                     $  18,506,694
Affiliated companies (net of foreign withholding taxes of $160,697)                           9,495,930
--------------------------------------------------------------------------------------------------------
Interest                                                                                        174,560
--------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                          265,116
--------------------------------------------------------------------------------------------------------
Other income                                                                                     13,067
                                                                                          --------------
Total investment income                                                                      28,455,367

--------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------
Management fees                                                                              17,632,758
--------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                       4,093,449
Class B                                                                                       1,418,886
Class C                                                                                       3,121,642
Class N                                                                                         334,152
--------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                       2,049,833
Class B                                                                                         269,493
Class C                                                                                         425,728
Class N                                                                                         168,636
Class Y                                                                                          62,273
--------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                         154,290
Class B                                                                                          34,604
Class C                                                                                          33,394
Class N                                                                                           3,527
Class Y                                                                                           7,219
--------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                     736,495
--------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                          142,150
--------------------------------------------------------------------------------------------------------
Other                                                                                           242,780
                                                                                          --------------
Total expenses                                                                               30,931,309
Less reduction to custodian expenses                                                             (1,120)
Less waivers and reimbursements of expenses                                                    (104,118)
                                                                                          --------------
Net expenses                                                                                 30,826,071

--------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                          (2,370,704)


                34 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $16,056):
  Unaffiliated companies                                                                 $  338,220,909
  Affiliated companies                                                                       37,806,819
Foreign currency transactions                                                                34,153,202
                                                                                         ---------------
Net realized gain                                                                           410,180,930
--------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $2,959,219)                                146,177,235
Translation of assets and liabilities denominated in foreign currencies                      41,978,619
                                                                                         ---------------
Net change in unrealized appreciation                                                       188,155,854

--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $  595,966,080
                                                                                         ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                35 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                                                2007               2006
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                      $     (2,370,704)  $     (6,037,681)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                             410,180,930         69,688,555
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                         188,155,854        245,880,325
                                                                                         ------------------------------------
Net increase in net assets resulting from operations                                          595,966,080        309,531,199

-----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                        (9,069,418)                --
Class B                                                                                                --                 --
Class C                                                                                                --                 --
Class N                                                                                          (181,028)                --
Class Y                                                                                        (1,395,280)                --
                                                                                         ------------------------------------
                                                                                              (10,645,726)                --
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                       (26,758,605)       (78,465,497)
Class B                                                                                        (2,532,828)        (9,877,066)
Class C                                                                                        (5,166,398)       (12,481,158)
Class N                                                                                        (1,049,876)        (2,719,549)
Class Y                                                                                        (2,618,553)        (2,218,004)
                                                                                         ------------------------------------
                                                                                              (38,126,260)      (105,761,274)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                       212,151,777        622,905,053
Class B                                                                                       (17,884,834)        27,567,174
Class C                                                                                        38,773,724        132,578,217
Class N                                                                                        15,778,066         30,341,396
Class Y                                                                                       261,996,860         94,327,942
                                                                                         ------------------------------------
                                                                                              510,815,593        907,719,782

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                              1,058,009,687      1,111,489,707
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         1,845,676,430        734,186,723
                                                                                         ------------------------------------
End of period (including accumulated net investment income (loss)
of $33,712,777 and $(6,323,790), respectively)                                           $  2,903,686,117   $  1,845,676,430
                                                                                         ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                36 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED AUGUST 31,                        2007             2006           2005           2004          2003
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      23.40     $      19.48     $    14.14     $    10.51    $     7.98
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               .01 1           (.05) 1        (.02) 1        (.04)          .01
Net realized and unrealized gain                          7.75             6.15           5.78           3.73          2.52
                                                  --------------------------------------------------------------------------
Total from investment operations                          7.76             6.10           5.76           3.69          2.53
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.16)              --           (.11)          (.06)           --
Distributions from net realized gain                      (.48)           (2.18)          (.31)            --            --
                                                  --------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.64)           (2.18)          (.42)          (.06)           --
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      30.52     $      23.40     $    19.48     $    14.14    $    10.51
                                                  ==========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       33.56%           33.49%         41.35%         35.20%        31.70%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  1,931,669     $  1,330,251     $  552,861     $  204,938    $  132,342
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  1,702,152     $  1,098,056     $  353,479     $  207,202    $   48,879
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                              0.03%           (0.24)%        (0.12)%        (0.26)%        0.29%
Total expenses                                            1.13% 4          1.20%          1.31%          1.34%         1.69%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                           1.13%            1.20%          1.31%          1.34%         1.60%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     57%              35%            51%           124%           53%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

            Year Ended August 31, 2007             1.13%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                37 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED AUGUST 31,                      2007           2006          2005          2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    22.43     $    18.91     $   13.77     $   10.28    $    7.87
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.22) 1        (.24) 1       (.17) 1       (.13)        (.02)
Net realized and unrealized gain                        7.43           5.94          5.62          3.62         2.43
                                                  --------------------------------------------------------------------
Total from investment operations                        7.21           5.70          5.45          3.49         2.41
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --            --            --           --
Distributions from net realized gain                    (.48)         (2.18)         (.31)           --           --
                                                  --------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (.48)         (2.18)         (.31)           --           --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    29.16     $    22.43     $   18.91     $   13.77    $   10.28
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     32.43%         32.29%        40.07%        33.95%       30.62%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  142,120     $  124,505     $  78,469     $  43,478    $  23,355
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  142,384     $  114,900     $  60,395     $  37,393    $  16,884
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.81)%        (1.11)%       (1.02)%       (1.14)%      (0.28)%
Total expenses                                          1.97% 4        2.09%         2.23%         2.35%        2.85%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                   1.97%          2.09%         2.23%         2.31%        2.38%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   57%            35%           51%          124%          53%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

            Year Ended August 31, 2007             1.97%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                38 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS C      YEAR ENDED AUGUST 31,                      2007           2006          2005          2004         2003
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    22.44     $    18.90     $   13.76     $   10.27    $    7.86
----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                     (.20) 1        (.23) 1       (.16) 1       (.09)        (.02)
Net realized and unrealized gain                        7.43           5.95          5.63          3.59         2.43
                                                  --------------------------------------------------------------------
Total from investment operations                        7.23           5.72          5.47          3.50         2.41
----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      --             --          (.02)         (.01)          --
Distributions from net realized gain                    (.48)         (2.18)         (.31)           --           --
                                                  --------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (.48)         (2.18)         (.33)         (.01)          --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    29.19     $    22.44     $   18.90     $   13.76    $   10.27
                                                  ====================================================================

----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     32.50%         32.42%        40.23%        34.05%       30.66%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  352,532     $  242,408     $  86,184     $  32,401    $  12,793
----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  312,797     $  184,832     $  55,819     $  26,486    $   7,489
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                    (0.75)%        (1.06)%       (0.96)%       (1.00)%      (0.38)%
Total expenses                                          1.91% 4        2.01%         2.14%         2.19%        2.69%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                   1.91%          2.01%         2.14%         2.19%        2.39%
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   57%            35%           51%          124%          53%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

            Year Ended August 31, 2007             1.91%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                39 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED AUGUST 31,                     2007          2006          2005         2004        2003
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   22.79     $   19.08     $   13.90     $  10.35    $   7.89
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.10) 1       (.14) 1       (.09) 1      (.05)       (.03)
Net realized and unrealized gain                       7.54          6.03          5.67         3.64        2.49
                                                  ---------------------------------------------------------------
Total from investment operations                       7.44          5.89          5.58         3.59        2.46
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.08)           --          (.09)        (.04)         --
Distributions from net realized gain                   (.48)        (2.18)         (.31)          --          --
                                                  ---------------------------------------------------------------
Total dividends and/or
distributions to shareholders                          (.56)        (2.18)         (.40)        (.04)         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   29.67     $   22.79     $   19.08     $  13.90    $  10.35
                                                  ===============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    32.99%        33.06%        40.76%       34.70%      31.18%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  81,367     $  51,761     $  16,673     $  4,101    $  1,128
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  66,982     $  38,262     $   9,698     $  2,531    $    625
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                          (0.36)%       (0.63)%       (0.51)%      (0.50)%      0.25%
Total expenses                                         1.52% 4       1.57%         1.75%        1.78%       1.96%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                  1.52%         1.57%         1.68%        1.75%       1.90%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  57%           35%           51%         124%         53%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

            Year Ended August 31, 2007             1.52%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                40 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

CLASS Y      YEAR ENDED AUGUST 31,                                                        2007            2006 1
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $   23.47          $  19.97
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                    .11               .01
Net realized and unrealized gain                                                          7.76              5.67
                                                                                     ------------------------------
Total from investment operations                                                          7.87              5.68
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                      (.25)               --
Distributions from net realized gain                                                      (.48)            (2.18)
                                                                                     ------------------------------
Total dividends and/or distributions to shareholders                                      (.73)            (2.18)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $   30.61          $  23.47
                                                                                     ==============================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                       34.00%            30.60%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                             $ 395,998          $ 96,751
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                    $ 235,856          $ 43,043
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                     0.36%             0.03%
Total expenses                                                                            0.79% 5,6,7       0.82% 7
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                     57%               35%

1. For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

            Year Ended August 31, 2007             0.79%

6. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

7. Reduction to custodian expenses less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                41 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Small Company Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or


                42 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive


                43 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES CONTINUED

fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED        ACCUMULATED    OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM               LOSS   FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2         TAX PURPOSES
     ----------------------------------------------------------------------
     $ 116,112,504    $ 210,466,832               $ --        $ 534,738,879

1. During the fiscal year ended August 31, 2007, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended August 31, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                   REDUCTION TO                REDUCTION TO
                                    ACCUMULATED             ACCUMULATED NET
     INCREASE TO                 NET INVESTMENT               REALIZED GAIN
     PAID-IN CAPITAL                       LOSS            ON INVESTMENTS 3
     ----------------------------------------------------------------------
     $ 43,742,671                  $ 53,052,997                $ 96,795,668

3. $43,742,671, including $31,477,254 of long-term capital gain, was distributed in connection with Fund share redemptions.


                44 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

The tax character of distributions paid during the years ended August 31, 2007 and August 31, 2006 was as follows:

                                                   YEAR ENDED        YEAR ENDED
                                              AUGUST 31, 2007   AUGUST 31, 2006
      -------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                         $    34,742,582   $    52,234,915
      Long-term capital gain                       14,029,404        53,526,359
                                              ---------------------------------
      Total                                   $    48,771,986   $   105,761,274
                                              =================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities          $ 2,366,679,590
      Federal tax cost of other investments        (1,364,770)
                                              ---------------
      Total federal tax cost                  $ 2,365,314,820
                                              ===============

      Gross unrealized appreciation           $   889,775,739
      Gross unrealized depreciation              (355,036,860)
                                              ---------------
      Net unrealized appreciation             $   534,738,879
                                              ===============

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended August 31, 2007, the Fund's projected benefit obligations were increased by $95,666 and payments of $46,594 were made to retired trustees, resulting in an accumulated liability of $129,496 as of August 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund


                45 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                46 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              YEAR ENDED AUGUST 31, 2007        YEAR ENDED AUGUST 31, 2006 1
                               SHARES             AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                        24,448,070    $  712,881,011       45,786,785    $ 1,019,057,904
Dividends and/or
distributions reinvested     1,202,875        31,924,255        3,562,149         69,639,992
Redeemed                   (19,189,583)     (532,653,489) 2   (20,894,266)      (465,792,843) 3
                           --------------------------------------------------------------------
Net increase                 6,461,362    $  212,151,777       28,454,668    $   622,905,053
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                           938,207    $   25,977,009        2,914,524    $    61,689,329
Dividends and/or
distributions reinvested        91,164         2,326,397          481,417          9,079,521
Redeemed                    (1,705,475)      (46,188,240) 2    (1,996,614)       (43,201,676) 3
                           --------------------------------------------------------------------
Net increase (decrease)       (676,104)   $  (17,884,834)       1,399,327    $    27,567,174
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                         3,658,885    $  104,218,413        7,743,971    $   166,349,265
Dividends and/or
distributions reinvested       160,549         4,098,791          548,252         10,340,014
Redeemed                    (2,543,208)      (69,543,480) 2    (2,050,959)       (44,111,062) 3
                           --------------------------------------------------------------------
Net increase                 1,276,226    $   38,773,724        6,241,264    $   132,578,217
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                         1,388,782    $   41,006,702        1,895,944    $    41,657,866
Dividends and/or
distributions reinvested        44,605         1,154,389          133,242          2,543,611
Redeemed                      (962,295)      (26,383,025) 2      (631,651)       (13,860,081) 3
                           --------------------------------------------------------------------
Net increase                   471,092    $   15,778,066        1,397,535    $    30,341,396
                           ====================================================================

-----------------------------------------------------------------------------------------------
CLASS Y
Sold                         9,458,020    $  281,159,481        7,062,894    $   158,790,428
Dividends and/or
distributions reinvested       150,835         4,006,165          113,389          2,217,895
Redeemed                      (793,289)      (23,168,786) 2    (3,054,350)       (66,680,381) 3
                           --------------------------------------------------------------------
Net increase                 8,815,566    $  261,996,860        4,121,933    $    94,327,942
                           ====================================================================

1. For the year ended August 31, 2006, for Class A, Class B, Class C and Class N shares and for the period from September 7, 2005 (inception of offering) to August 31, 2006, for Class Y shares.

2. Net of redemption fees of $32,715, $3,632, $7,339, $883 and $13,866 for Class
A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $70,860, $7,415, $11,928, $2,469 and $2,778 for
Class A, Class B, Class C, Class N and Class Y, respectively.


                47 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended August 31, 2007, were as follows:

                                          PURCHASES             SALES
           ----------------------------------------------------------
           Investment securities    $ 1,798,772,352   $ 1,345,179,931

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

SEPT. 1, 2006 TO AUG. 31, 2007        FEE SCHEDULE EFFECTIVE SEPT. 1, 2007
--------------------------------------------------------------------------------
Up to $250 million             0.80%  Up to $250 million                   0.80%
Next $250 million              0.77   Next $250 million                    0.77
Next $500 million              0.75   Next $500 million                    0.75
Next $1 billion                0.69   Next $1 billion                      0.69
Over $2 billion                0.67   Next $4 billion                      0.67
                                      Over $6 billion                      0.65

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended August 31, 2007, the Fund paid $2,963,449 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares


                48 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B, Class C and Class N shares were $947,598, $2,279,144 and $504,203, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C         CLASS N
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
August 31, 2007       $ 760,277       $ 102,325       $ 175,771        $ 81,025         $ 6,954

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended August 31, 2007, the Manager waived $104,118 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and


                49 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of August 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                             VALUATION
                                            CONTRACT             AS OF
                               EXPIRATION     AMOUNT        AUGUST 31,     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                DATES     (000S)              2007   APPRECIATION   DEPRECIATION
-----------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australian Dollar (AUD)            9/4/07        958 AUD   $   784,285        $ 1,498       $     --
Canadian Dollar (CAD)              9/4/07         43 CAD        40,643            215             --
                                                                              -----------------------
                                                                                1,713             --
                                                                              -----------------------
CONTRACTS TO SELL
British Pound Sterling (GBP)       9/4/07        143 GBP       289,074            155             60
Canadian Dollar (CAD)              9/4/07      2,238 CAD     2,119,270             --         11,211
Hong Kong Dollar (HKD)             9/4/07        137 HKD        17,597             --              1
                                                                              -----------------------
                                                                                  155         11,272
                                                                              -----------------------
Total unrealized appreciation and depreciation                                $ 1,868       $ 11,272
                                                                              =======================

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of August 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults


                50 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of August 31, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of August 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of August 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                51 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Small Company Fund, including the statement of investments, as of August 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Small Company Fund as of August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
October 12, 2007


                52 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.1750 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 5, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      None of the dividends paid by the Fund during the fiscal year ended August 31, 2007 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $19,395,227 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended August 31, 2007, $95,686 or 0.90% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $103,722,564 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $664,085 of foreign income taxes paid by the Fund during the fiscal year ended August 31, 2007. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $13,363,521 was derived from sources within foreign countries or possessions of the United States.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                53 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's web-site at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                54 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                55 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rohit Sah, the portfolio manager for the Fund, and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load international small/mid-cap growth funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year and five-year performance were better than its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international small/mid-cap growth funds, other international small/mid-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted


                56 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders. Based on this evaluation, the Board requested and the Manager agreed to a revised breakpoint schedule. Effective September 1, 2007, the Fund pays the Manager at the following annual rates that decline as the Fund's assets grow: 0.80% of the first $250 million of average annual net assets, 0.77% of the next $250 million of average annual net assets, 0.75% of the next $500 million of average annual net assets, 0.69% of the next $1.0 billion of average annual net assets, 0.67% of the next $4.0 billion of average annual net assets and 0.65% of average annual net assets in excess of $6.0 billion.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates, and the revised management fee structure adopted by the Board and the Manager, are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                57 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE      PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of Special
Chairman of the Board of          Value Opportunities Fund, LLC (registered investment company) (since September 2004); Member of
Trustees (since 2007), Trustee    Zurich Financial Services Investment Advisory Board (insurance) (since October 2004); Board of
(since 2005)                      Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the
Age: 64                           Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited
                                  Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                  2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit);
                                  Governor, Jerome Levy Economics Institute of Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm).
                                  Oversees 65 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)              management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 67                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the
                                  Board of Trustees of Quaker Investment Trust (registered investment company) (since January 2004);
                                  Director of Internet Capital Group (information technology company) (since October 2003); Chief
                                  Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc.
                                  (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments
                                  U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003);
                                  President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003);
                                  President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln
                                  National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement
                                  Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                  Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware
                                  Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice
                                  Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of
                                  Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company
                                  (financial services holding company) (1977-1985); held the following positions at the Colonial
                                  Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer
                                  (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price
                                  Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967)
                                  and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 65 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)              Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 66                           of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                  Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 55 portfolios in the OppenheimerFunds complex.


                58 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 65 portfolios in the OppenheimerFunds
Trustee (since 1997)              complex.
Age: 74

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 1999)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 69                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W.
                                  Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                  American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                  Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 55 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2004)              President and General Auditor of American Express Company (financial services company) (July
Age: 64                           1998-February 2003). Oversees 55 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial adviser) (since
Trustee (since 2002)              January 2006); Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Age: 55                           (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since
                                  January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser)
                                  (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign
                                  Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the
                                  Investment Committee and Board of Human Rights Watch and the Investment Committee of Historic
                                  Hudson Valley. Oversees 55 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Trustee (since 1997)              consulting and executive recruiting) (since 1993); Life Trustee of International House (non-profit
Age: 75                           educational organization); Former Trustee of The Historical Society of the Town of Greenwich;
                                  Former Director of Greenwich Hospital Association. Oversees 55 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996);
Trustee (since 2005)              Director of Lakes Environmental Association (environmental protection organization) (since 1996);
Age: 66                           Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                                  Director of Fortis/Hartford mutual funds (1994-December 2001); Director of C-TASC (a privately held biostatistics company) (since May 2007). Oversees 55 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)              1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 59                           Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                  Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                  (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                  (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 55 portfolios in the OppenheimerFunds complex.


                59 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                       NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and            Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer funds;
Principal Executive Officer       President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding
(since 2001)                      company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
Age: 58                           (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                                  (since November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                                  Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the
                                  Manager) (since July 2001); Director of the following investment advisory subsidiaries of the
                                  Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                  Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November
                                  2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July
                                  2001); President (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real Asset
                                  Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                                  parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company
                                  Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager
                                  (September 2000-June 2001). Oversees 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. SAH, ZACK, GILLESPIE
OF THE FUND                       AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008,
                                  FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL,
                                  COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

ROHIT SAH,                        Vice President of the Manager (since January 2004); formerly Assistant Vice President and
Vice President                    Assistant Portfolio Manager of the Manager (December 2000-December 2003). An equity analyst of
(since 2004)                      the Manager (June 1996-December 2000). An officer of 1 portfolio in the OppenheimerFunds complex.
Age: 42

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief          Compliance Officer of the Manager, OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer                and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2004)                      Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983).
Age: 57                           Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal           HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting            Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc.
Officer (since 1999)              (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
Age: 48                           International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset


                60 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

BRIAN W. WIXTED,                  Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust
Continued                         program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                  OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                  1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999).
                                  An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                           Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary      Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
(since 2001)                      Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
Age: 59                           Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                  Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2004)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary               President (2001-September 2004); Director (2000-September 2004) and Vice President (1998-2000) of
(since 2004)                      Merrill Lynch Investment Management. An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 43


                61 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 42                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                62 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $24,000 in fiscal 2007 and $18,000 in fiscal 2006.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $243,390 in fiscal 2007 and $183,800 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $1,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  Preparation of form 5500.

(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $243,390 in fiscal 2007 and $185,336 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)      No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)      (1) Exhibit attached hereto.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    10/09/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    10/09/2007


By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    10/09/2007